UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital Limited

Address:  St. Mary's Court
          20 Hill Street
          Douglas
          Isle of Man
          IM1 1EU
          British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Anderson Whamond
Title:    Managing Director
Phone:    +44 1624 640200


Signature, Place and Date of Signing:

/s/ Anderson Whamond              British Isles               August 8, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        29

Form 13F Information Table Value Total:  $546,524


                                        (thousands)


List of Other Included Managers:

No.           Form 13F File Number         Name

1.            28-11145                     Charlemagne Capital (IOM) Limited


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

                                                 FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6       COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS    SOLE    SHARED NONE
--------------                 --------------   -----      --------  -------   --- ----  ----------      ----    ----    ------ ----
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105  38,779      735,347 SH        SHARED-DEFINED    1       735,347
BANCO SANTANDER CHILE NEW      SP ADR REP COM   05965X109   1,626       37,900 SH        SHARED-DEFINED    1        37,900
CENTRAL EUROPEAN DIST CORP     COM              153435102  15,817      213,314 SH             SOLE       NONE      213,314
CENTRAL EUROPEAN DIST CORP     COM              153435102  68,865      928,719 SH        SHARED-DEFINED    1       928,719
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109   2,650       39,607 SH        SHARED-DEFINED    1        39,607
COMPANHIA DE BEBIDAS DAS AME   SPONSORED ADR    20441W203     411        6,490 SH        SHARED-DEFINED    1         6,490
COMPANHIA SIDERURGICA NACION   SPONSORED ADR    20440W105     540       12,164 SH        SHARED-DEFINED    1        12,164
COMPANHIA VALE DO RIO DOCE     SPON ADR PFD     204412100  54,171    1,818,114 SH        SHARED-DEFINED    1     1,818,114
ENERSIS S A                    SPONSORED ADR    29274F104   2,516      161,163 SH        SHARED-DEFINED    1       161,163
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106   5,920      130,199 SH        SHARED-DEFINED    1       130,199
GPO AEROPORTUARIO DEL PAC SA   SPON ADR B       400506101   1,529       52,000 SH        SHARED-DEFINED    1        52,000
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206   3,452      146,320 SH        SHARED-DEFINED    1       146,320
ICICI BK LTD                   ADR              45104G104     797       27,731 SH        SHARED-DEFINED    1        27,731
ISHARES INC                    MSCI TAIWAN      464286731  14,202    1,004,733 SH        SHARED-DEFINED    1     1,004,733
ISHARES TR                     MSCI EMERG MKT   464287234   8,374       61,858 SH        SHARED-DEFINED    1        61,858
KOOKMIN BK NEW                 SPONSORED ADR    50049M109  11,894      203,077 SH        SHARED-DEFINED    1       203,077
MECHEL OAO                     SPONSORED ADR    583840103   7,089      143,163 SH             SOLE       NONE      143,163
MECHEL OAO                     SPONSORED ADR    583840103   6,665      134,603 SH        SHARED-DEFINED    1       134,603
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109  10,770      140,624 SH             SOLE       NONE      140,624
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109  47,088      614,800 SH        SHARED-DEFINED    1       614,800
NICE SYS LTD                   SPONSORED ADR    653656108   2,224       75,200 SH        SHARED-DEFINED    1        75,200
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109  20,149      679,225 SH             SOLE       NONE      679,225
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109  90,629    3,055,092 SH        SHARED-DEFINED    1     3,055,092
PETROCHINA CO LTD              SPONSORED  ADR   71646E100  10,387       80,600 SH        SHARED-DEFINED    1        80,600
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101  97,666    1,686,512 SH        SHARED-DEFINED    1     1,686,512
SUNTECH PWR HLDGS CO LTD       ADR              86800C104  10,584      282,855 SH        SHARED-DEFINED    1       282,855
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100   1,813      166,342 SH        SHARED-DEFINED    1       166,342
TENARIS S A                    SPONSORED ADR    88031M109   5,027       67,400 SH        SHARED-DEFINED    1        67,400
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   4,890      106,774 SH        SHARED-DEFINED    1       106,774

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